CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenues
Net sales	$ 5,892	$ 6,245	$ 18,966	$ 20,124
Finance, interest and other income	468	441	1,418	1,380
Total Revenues	6,360	6,686	20,384	21,504
Costs and Expenses
Cost of goods sold	5,015	5,162	15,732	16,606
Selling, general and administrative expenses	540	523	1,634	1,706
Research and development expenses	238	254	755	743
Restructuring expenses	42	8	78	16
Interest expense	192	189	570	581
Other, net	173	199	552	752
Total Costs and Expenses	6,200	6,335	19,321	20,404
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	160	351	1,063	1,100
Income tax (expense)	486	(131)	261	(312)
Equity in income of unconsolidated subsidiaries and affiliates	(3)	11	10	53
Net income	643	231	1,334	841
Net income attributable to noncontrolling interests	6	9	26	27
Net income attributable to CNH Industrial N.V.	$ 637	$ 222	$ 1,308	$ 814
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.47	$ 0.16	$ 0.97	$ 0.60
Diluted (in usd per share)	0.47	0.16	0.97	0.60
Cash dividends declared per common share (in usd per share)	$ 0	$ 0	$ 0.203	$ 0.173